Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities

1.Organization and principal activities

1.1Organization and nature of operation

Amber International Holding Limited (the “Company” or “Amber International”) is a Cayman Islands holding company with no operations of its own and conducts its business through its subsidiaries and its controlled structured entity (“Variable interest entity”, or “VIE”). Amber International, its subsidiaries and its VIE are collectively referred to as the Group.

Amber International was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Group is principally engaged in the provision of institutional crypto financial services and solutions, and provision of online advertising, software as a service (“SaaS”) products and services. The Company’s principal operations and geographic market are in Singapore and Hong Kong.

On March 12, 2025, iClick Interactive Asia Group Limited (“iClick”), the Company’s predecessor, completed the merger with Amber DWM Holding Limited (“Amber DWM”), a Cayman Islands exempted company and the holding entity of the Group’s digital wealth management business. The merger is accounted for as a reverse acquisition for accounting purposes. Accordingly, the merger is treated as the equivalent of Amber DWM issuing shares for the acquisition of iClick, accompanied by a recapitalization. The name of the Company was then changed from “iClick Interactive Asia Group Limited” to “Amber International Holding Limited”, and its ticker symbol from “ICLK” to “AMBR”. See Note 5.1 to the consolidated financial statements for details.

The accompanying consolidated financial statements include the financial statements of Amber International and its principal subsidiaries and VIE as follow:

		Percentage of effective
		ownership held by the
Name of subsidiary		Company
(Country of incorporation and		December 31,	December 31,	December 31,
principal place of business)	Principal activities	2023	2024	2025
Amber DWM Holding Ltd.(1)	Holding entity	100%	100%	100%
Sparrow Holdings Pte. Ltd. (Singapore) (2)	Investment holding	100%	100%	100%
Sparrow Tech Private Limited (Singapore) (3)	Develop digital asset platform to provide digital asset products/solutions	100%	100%	100%
Sparrow Digital Pte. Ltd. (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%	100%
Sparrow Operations Private Limited (Singapore) (4)	Other business support services	100%	100%	100%
Sparrow Fund Management Pte.Ltd. (Singapore) (5)	Fund management activities	100%	100%	100%
Amber DWM Limited (Hong Kong) (6)	Cost centre	100%	100%	100%
Amber Premium FZE (Dubai) (7)	VATP license application	—	100%	100%
Amber Match Limited (BVI) (8)	Business support services	—	100%	100%
Amber Trading Alfa Limited (BVI) (9)	Inactive	100%	—	—
MegaVoyage Holding Limited (BVI) (10)	Investment entity	—	—	100%
BetaForce Holding Limited (BVI) (11)	Holding entity	—	—	100%
Macro Investment Holding Limited (BVI) (12)	Investment entity	—	—	100%
Macro Ventures Holding Limited (BVI) (13)	Investment entity	—	—	100%
Beta Major Investment Holding Limited (BVI) (14)	Investment entity	—	—	100%
iClick Interactive Asia Limited (Hong Kong) (Note 5.1)	Online advertising, SaaS products and services	—	—	100%
China Search (Asia) Limited (Hong Kong) (Note 5.1)	Online advertising	—	—	100%
CMRS Digital Solutions Limited (Hong Kong) (Note 5.1)	Online advertising, SaaS products and services	—	—	100%
VIE
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”) (Note 5.1 and 5.3)	Dormant	—	—	100%

Note:

1. Amber DWM Holding Ltd was incorporated in Cayman on November 28, 2023 and become a wholly-owned subsidiary of Amber International Holding Ltd after listing.

1.Organization and principal activities (Continued)

1.1	Organization and nature of operation (Continued)

2—5. Sparrow Holdings Pte. Ltd., Sparrow Tech Private Limited, Sparrow Digital Pte. Ltd., Sparrow Operations Private Limited, and Sparrow Fund Management Pte. Ltd. (collectively known as “Sparrow Group), these entities were incorporated in Singapore and acquired by Amber Global Limited on November 29, 2022. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued and paid—up capital of Sparrow Group to Amber DWM Holding Limited, a wholly—owned subsidiary of Amber Global Limited on July 18, 2024. As a result of the transfer, Sparrow Group became a wholly—owned subsidiary of Amber DWM Holding Limited.

6. Amber DWM Limited was incorporated in Hong Kong on January 29, 2024 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

7. Amber Premium FZE was incorporated in Dubai on September 24, 2024 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

8. Amber Match Limited was incorporated in the British Virgin Islands on May 6, 2022 as a wholly—owned subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued capital of Amber Match Limited to Amber DWM Holding Limited on Jan 23, 2025. As a result of the transfer, Amber Match Limited became a wholly—owned subsidiary of Amber DWM Holding Limited.

9. Amber Trading Alfa Limited was incorporated in the British Virgin Islands on April 8, 2022 as a wholly—owned subsidiary of Amber Technologies Limited, a subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Technologies Limited transfers the entire issued and paid—up capital of Amber Trading Alfa Limited to Amber DWM Holding Limited on June 27, 2024. As a result of the transfer, Amber Trading Alfa Limited became a wholly—owned subsidiary of Amber DWM Holding Limited. However, this entity was disposed of by Amber DWM Holding Limited with no consideration on November 29, 2024. There is a gain of USD 5,003.92 from the disposal.

10. MegaVoyage Holding Limited was incorporated in the British Virgin Islands on May 14, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

11. BetaForce Holding Limited was incorporated in the British Virgin Islands on May 14, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

12. Macro Investment Holding Limited was incorporated in the British Virgin Islands on June 30, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

13. Macro Ventures Holding Limited was incorporated in the British Virgin Islands on and is a wholly—owned subsidiary of Amber DWM Holding Limited.

14. Beta Major Investment Holding Limited was incorporated in the British Virgin Islands on and is a wholly—owned subsidiary of Amber DWM Holding Limited.

1.Organization and principal activities (Continued)

1.2Variable interest entity

The PRC laws and regulations prohibit or restrict foreign ownership of companies that provide internet—based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements (“Structured Contracts”) entered into among the Company, its wholly—owned subsidiary (“WOFE”), VIE that is legally owned by individual (“Nominee Shareholder”) authorized by the Group (collectively, “Contractual Arrangements”).

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIE, has exposure or rights to variable returns from its involvement with the VIE, and has the ability to use its power over the VIE to affect the amount of the returns. As a result, VIE is accounted for as consolidated structured entities of the Company and its financial statements have been consolidated by the Company.

Amber International’s relationships with Beijing OptAim and its shareholders are governed by the following contractual arrangements:

●	Cooperative Agreement

Under the cooperative agreement between WOFE and Beijing OptAim, WOFE has the exclusive right to provide to Beijing OptAim, among others, technical consulting, technical support, business consulting, and appointment and dismissal of employees. WOFE will collect a fee from Beijing OptAim to be determined at the sole discretion of WOFE. The term of this agreement will not expire unless WOFE provides prior written notice to Beijing OptAim.

●	Purchase Option Agreement

The parties to the purchase option agreement are WOFE, Beijing OptAim and each of the shareholders of Beijing OptAim. Under the purchase option agreement, each of the shareholders of Beijing OptAim irrevocably granted WOFE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Beijing OptAim. WOFE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without prior written consent from WOFE, Beijing OptAim’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing OptAim. The agreement will not expire until all shares of Beijing OptAim are transferred to WOFE or its designated representative(s).

●	Power of Attorney

Pursuant to the irrevocable power of attorney executed by the shareholders of Beijing OptAim, Beijing OptAim appointed WOFE as its attorney—in—fact to exercise all shareholders’ rights in Beijing OptAim, including, without limitation, the power to vote on all matters of Beijing OptAim.

Beijing OptAim requires shareholder approval under PRC laws and regulations and the articles of association of Beijing OptAim. The power of attorney will remain in force until WOFE provides prior written notice to Beijing OptAim.

1.Organization and principal activities (Continued)

1.2Variable interest entity (Continued)

●	Power of Attorney (Continued)

Pursuant to the pledge agreement between WOFE and the shareholders of Beijing OptAim, the shareholders of Beijing OptAim have pledged all of their equity interests in Beijing OptAim to WOFE to guarantee the performance byBeijing OptAim under the cooperative agreement, purchase option agreement, and powers of attorney. If Beijing OptAim and/or its shareholders breach their contractual obligations under those agreements, WOFE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Under the pledge agreement, the shareholders of Beijing OptAim are not able to provide any other guarantee by pledging the shares of Beijing OptAim, transfer or sell their pledged shares to other individual, change share capital of Beijing OptAim or transfer or sell the assets out of Beijing OptAim. The shareholders of Beijing OptAim have completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law on June 21, 2017.

As of December 31, 2025, the total assets of Beijing OptAim (excluding amounts due from subsidiaries of the Company) were US$17, mainly comprising other current assets. As of December 31, 2025, the total liabilities of Beijing OptAim (excluding amounts due to subsidiaries of the Company) were US$1,277, mainly comprising lease liabilities, income tax payable and other current liabilities.

In accordance with the aforementioned agreements, Amber International has the power to direct activities of Beijing OptAim, and can have assets transferred out of Beijing OptAim. Therefore Amber International considers that there is no asset in Beijing OptAim that can be used only to settle obligations of Beijing OptAim, except for registered capital and PRC statutory reserves of Beijing OptAim amounting to US$1,809, as of December 31, 2025. As Beijing OptAim was incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of Amber International for all the liabilities of Beijing OptAim. Currently there is no contractual arrangement that could require Amber International to provide additional financial support to Beijing OptAim.

There is no VIE where Amber International has variable interest but is not the primary beneficiary. In the opinion of Amber International’s management, the contractual arrangements among WOFE, VIE and the Nominee Shareholder are in compliance with current PRC laws and are legally binding and enforceable.

Amber International’s ability to control Beijing OptAim also depends on the power of attorney and the effect of the share pledge under the Pledge Agreement and the WOFE has to vote on all matters requiring shareholder approval in Beijing OptAim. As noted above, Amber International believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.